Corporate Transactions - Sale of Pilar (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 16, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Non-cash changes in working capital		$ (56,656)	$ 15,193
Gain on sale of Pilar (note 5(c))		45,417	$ 0
Pilar Gold Inc.
Disclosure of detailed information about business combination [line items]
Promissory notes receivables due from associates, due third installment		7,600
Pilar Mine | Pilar Gold Inc.
Disclosure of detailed information about business combination [line items]
Receivable on closing of the transaction	$ 10,500
Promissory notes receivables due from associates	27,500
Promissory notes receivables due from associates, due second installment	10,000
Promissory notes receivables due from associates, due third installment	$ 17,500
Percentage of voting equity interests acquired	9.90%
Percentage of net smelter returns to royalty	1.00%
Consideration received, sale-date fair value	$ 47,000
Equity interests of acquirer	4,800
Net smelter returns to royalty, value	5,800
Non-cash changes in working capital	$ 1,600
Gain on sale of Pilar (note 5(c))		$ 45,400